Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.6%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	806	$87,612
General Dynamics Corp.	85	25,687
HEICO Corp.	4,975	1,300,863
HEICO Corp., Class A	11,441	2,331,218
Howmet Aerospace, Inc.	1,733	173,734
Northrop Grumman Corp.	573	302,584
Textron, Inc.	7,381	653,809
TransDigm Group, Inc.	271	386,752
		5,262,259
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	9,544	1,254,082

Automobile Components - 0.1%
BorgWarner, Inc.	4,072	147,773

Banks - 1.3%
Mid Penn Bancorp., Inc.	1	30
NU Holdings Ltd./Cayman Islands, Class A *	250,518	3,419,570
Popular, Inc.	1,359	136,267
		3,555,867
Beverages - 0.1%
Celsius Holdings, Inc. *	6,543	205,188
Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. *	2,901	44,617
Alnylam Pharmaceuticals, Inc. *	9,856	2,710,696
Apellis Pharmaceuticals, Inc. *	10,203	294,255
Biogen, Inc. *	2,471	478,979
Blueprint Medicines Corp. *	3,853	356,402
Exact Sciences Corp. *	4,302	293,052
Exelixis, Inc. *	32,471	842,622
Incyte Corp. *	4,329	286,147
Moderna, Inc. *	2,689	179,706
Natera, Inc. *	16,585	2,105,466
Neurocrine Biosciences, Inc. *	17,977	2,071,310
Sarepta Therapeutics, Inc. *	10,725	1,339,445
Ultragenyx Pharmaceutical, Inc. *	12,196	677,488
Viking Therapeutics, Inc. *	7,599	481,093
		12,161,278
Broadline Retail - 2.0%
Amazon.com, Inc. *	10,275	1,914,541
Coupang, Inc. *	99,645	2,446,285
Etsy, Inc. *	11,604	644,370
MercadoLibre, Inc. *	167	342,677
		5,347,873
Building Products - 1.6%
Advanced Drainage Systems, Inc.	6,610	1,038,828
AZEK Co., Inc. (The) *	26,479	1,239,217
Carlisle Cos., Inc.	212	95,347
Lennox International, Inc.	1,161	701,581

	Shares/ Principal	Fair Value
Building Products (continued)
Trane Technologies PLC	2,177	$846,265
Trex Co., Inc. *	4,410	293,618
		4,214,856
Capital Markets - 6.1%
Ameriprise Financial, Inc.	5,429	2,550,598
Ares Management Corp., Class A	15,750	2,454,480
Blue Owl Capital, Inc.	36,108	699,051
Cboe Global Markets, Inc.	409	83,792
CME Group, Inc.	2,975	656,434
Coinbase Global, Inc., Class A *	13,828	2,463,735
Interactive Brokers Group, Inc., Class A	5,258	732,755
Invesco Ltd.	52,791	927,010
LPL Financial Holdings, Inc.	7,928	1,844,291
Morningstar, Inc.	3,273	1,044,480
MSCI, Inc.	4,030	2,349,208
State Street Corp.	1,537	135,978
XP, Inc., Class A	7,957	142,748
		16,084,560
Chemicals - 0.0%†
Huntsman Corp.	2,924	70,761

Commercial Services & Supplies - 1.8%
Cintas Corp.	9,997	2,058,182
Rollins, Inc.	8,577	433,825
Stericycle, Inc. *	2,760	168,360
Veralto Corp.	13,574	1,518,388
Waste Management, Inc.	2,851	591,867
		4,770,622
Communications Equipment - 0.2%
Arista Networks, Inc. *	1,081	414,909

Construction & Engineering - 2.1%
Comfort Systems USA, Inc.	6,115	2,386,990
EMCOR Group, Inc.	4,101	1,765,604
MasTec, Inc. *	3,897	479,721
Quanta Services, Inc.	3,067	914,426
		5,546,741
Construction Materials - 0.3%
Vulcan Materials Co.	3,108	778,336

Consumer Finance - 0.3%
Credit Acceptance Corp. *	75	33,256
OneMain Holdings, Inc.	14,255	670,983
		704,239
Consumer Staples Distribution & Retail - 0.6%
Kroger Co. (The)	8,443	483,784
Performance Food Group Co. *	7,112	557,367
Sysco Corp.	6,809	531,511
		1,572,662
Containers & Packaging - 0.0%†
Crown Holdings, Inc.	1,292	123,877

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Distributors - 0.3%
Pool Corp.	2,095	$789,396
Diversified Consumer Services - 0.7%
Duolingo, Inc. *	3,073	866,647
Grand Canyon Education, Inc. *	1,246	176,745
H&R Block, Inc.	11,032	701,084
		1,744,476
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.	10,107	307,758

Electrical Equipment - 1.8%
Eaton Corp. PLC	3,949	1,308,857
Generac Holdings, Inc. *	2,865	455,191
Vertiv Holdings Co., Class A	29,113	2,896,452
		4,660,500
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	5,609	365,482
Badger Meter, Inc.	289	63,120
Flex Ltd. *	23,355	780,758
TE Connectivity PLC	5,443	821,839
		2,031,199
Energy Equipment & Services - 0.2%
Halliburton Co.	22,368	649,790
Parker Drilling Co. *	2	28
		649,818
Entertainment - 1.3%
Liberty Media Corp.-Liberty Formula One, Class A *	1,204	86,122
Liberty Media Corp.-Liberty Formula One, Class C *	6,551	507,244
Liberty Media Corp.-Liberty Live, Class A *	2,003	99,168
Liberty Media Corp.-Liberty Live, Class C *	5,043	258,857
ROBLOX Corp., Class A *	55,868	2,472,718
		3,424,109
Financial Services - 1.5%
Block, Inc. *	28,028	1,881,520
Corpay, Inc. *	1,945	608,318
Mastercard, Inc., Class A	1,620	799,956
StoneCo Ltd., Class A *	2,651	29,850
Toast, Inc., Class A *	22,571	638,985
		3,958,629
Food Products - 0.1%
Freshpet, Inc. *	1,279	174,929

Ground Transportation - 1.6%
CSX Corp.	5,395	186,289
JB Hunt Transport Services, Inc.	1,107	190,769
Lyft, Inc., Class A *	35,616	454,104

	Shares/ Principal	Fair Value
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	11,826	$2,349,117
XPO, Inc. *	10,666	1,146,702
		4,326,981
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. *	3,305	840,528
Boston Scientific Corp. *	431	36,118
Dexcom, Inc. *	38,134	2,556,503
IDEXX Laboratories, Inc. *	6,065	3,064,159
Inspire Medical Systems, Inc. *	2,614	551,685
Insulet Corp. *	5,138	1,195,869
Masimo Corp. *	918	122,397
Penumbra, Inc. *	1,483	288,162
ResMed, Inc.	4,109	1,003,089
Stryker Corp.	1,057	381,852
		10,040,362
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	18,373	2,030,584
Cencora, Inc.	13,158	2,961,603
Centene Corp. *	5,535	416,675
Chemed Corp.	1,883	1,131,626
Encompass Health Corp.	3,542	342,299
HCA Healthcare, Inc.	1,881	764,495
Molina Healthcare, Inc. *	2,548	877,939
Tenet Healthcare Corp. *	1,258	209,079
Universal Health Services, Inc., Class B	964	220,766
		8,955,066
Health Care Technology - 1.2%
Teladoc Health, Inc. *	4,004	36,757
Veeva Systems, Inc., Class A *	15,035	3,155,395
		3,192,152
Hotels, Restaurants & Leisure - 6.5%
Booking Holdings, Inc.	224	943,515
Caesars Entertainment, Inc. *	1,802	75,215
Carnival Corp. *	4,862	89,850
Cava Group, Inc. *	4,015	497,258
Churchill Downs, Inc.	5,148	696,061
Domino's Pizza, Inc.	2,338	1,005,667
DraftKings, Inc., Class A *	41,792	1,638,246
Expedia Group, Inc. *	9,659	1,429,725
Las Vegas Sands Corp.	540	27,184
Light & Wonder, Inc. *	14,079	1,277,388
Marriott International, Inc., Class A	774	192,416
MGM Resorts International *	14,098	551,091
Royal Caribbean Cruises Ltd.	5,233	928,125
Texas Roadhouse, Inc.	16,925	2,988,955
Travel + Leisure Co.	22,132	1,019,843
Vail Resorts, Inc.	6,229	1,085,652
Wingstop, Inc.	5,411	2,251,409
Wynn Resorts Ltd.	1,660	159,161

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	3,210	$448,469
		17,305,230
Household Durables - 1.0%
Taylor Morrison Home Corp. *	14,082	989,401
Toll Brothers, Inc.	9,801	1,514,157
Whirlpool Corp.	1,971	210,897
		2,714,455
Household Products - 0.7%
Clorox Co. (The)	5,922	964,753
Kimberly-Clark Corp.	5,535	787,520
		1,752,273
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Corp.	31,033	3,678,652
Industrial REITs - 0.2%
Lineage, Inc.	5,231	410,006
Insurance - 2.1%
Allstate Corp. (The)	9,658	1,831,640
Brown & Brown, Inc.	24,726	2,561,614
Kinsale Capital Group, Inc.	1,016	473,019
Progressive Corp. (The)	1,666	422,764
Reinsurance Group of America, Inc.	852	185,625
		5,474,662
Interactive Media & Services - 1.0%
Pinterest, Inc., Class A *	62,655	2,028,142
Snap, Inc., Class A *	47,165	504,666
		2,532,808
IT Services - 3.8%
Cloudflare, Inc., Class A *	30,703	2,483,566
EPAM Systems, Inc. *	833	165,792
Gartner, Inc. *	5,198	2,634,138
Globant SA *	510	101,051
GoDaddy, Inc., Class A *	13,434	2,106,183
Kyndryl Holdings, Inc. *	11,653	267,786
Leidos Holdings, Inc.	2,331	379,953
MongoDB, Inc. *	5,910	1,597,769
Snowflake, Inc., Class A *	1,755	201,579
		9,937,817
Leisure Products - 0.3%
Hasbro, Inc.	8,285	599,171
YETI Holdings, Inc. *	5,286	216,885
		816,056
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc., Class A *	9,180	207,284
Agilent Technologies, Inc.	1,104	163,922
Bruker Corp.	2,194	151,518
Illumina, Inc. *	241	31,429
IQVIA Holdings, Inc. *	4,160	985,795
Medpace Holdings, Inc. *	2,280	761,064

	Shares/ Principal	Fair Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	5,009	$1,503,501
		3,804,513
Machinery - 0.7%
Flowserve Corp.	968	50,036
Oshkosh Corp.	11,621	1,164,540
Parker-Hannifin Corp.	573	362,033
Xylem, Inc.	2,656	358,640
		1,935,249
Media - 1.7%
New York Times Co. (The), Class A	6,091	339,086
News Corp., Class A	1,350	35,951
Nexstar Media Group, Inc., Class A	529	87,470
Trade Desk, Inc. (The), Class A *	37,933	4,159,353
		4,621,860
Metals & Mining - 0.3%
Nucor Corp.	6,148	924,290

Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy, Inc.	9,036	1,625,034
Hess Corp.	15,220	2,066,876
Ovintiv, Inc.	12,209	467,727
Targa Resources Corp.	19,367	2,866,510
		7,026,147
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	6,106	656,151

Passenger Airlines - 0.2%
Alaska Air Group, Inc. *	10,126	457,796
United Airlines Holdings, Inc. *	1,481	84,506
		542,302
Personal Care Products - 0.1%
elf Beauty, Inc. *	2,347	255,893

Pharmaceuticals - 0.5%
Eli Lilly & Co.	381	337,543
Intra-Cellular Therapies, Inc. *	9,955	728,408
Pfizer, Inc.	5,614	162,469
		1,228,420
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp.	14,448	2,351,557
Broadridge Financial Solutions, Inc.	3,279	705,083
Equifax, Inc.	651	191,303
ExlService Holdings, Inc. *	5,579	212,839
FTI Consulting, Inc. *	329	74,867
KBR, Inc.	1,288	83,887
Maximus, Inc.	1,058	98,563
Paylocity Holding Corp. *	798	131,646
Robert Half, Inc.	6,170	415,920
Verisk Analytics, Inc.	12,849	3,443,018
		7,708,683

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Retail REITs - 0.7%
Simon Property Group, Inc.	10,266	$1,735,159
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	291	58,797
Enphase Energy, Inc. *	8,172	923,600
KLA Corp.	357	276,465
Lam Research Corp.	2,304	1,880,248
Lattice Semiconductor Corp. *	2,790	148,065
Micron Technology, Inc.	4,687	486,089
Monolithic Power Systems, Inc.	4,824	4,459,788
NVIDIA Corp.	6,805	826,399
Onto Innovation, Inc. *	3,402	706,119
QUALCOMM, Inc.	2,044	347,582
Teradyne, Inc.	10,168	1,361,800
		11,474,952
Software - 14.5%
Adobe, Inc. *	467	241,803
Appfolio, Inc., Class A *	585	137,709
AppLovin Corp., Class A *	20,010	2,612,306
Atlassian Corp., Class A *	1,994	316,667
Confluent, Inc., Class A *	34,161	696,201
Crowdstrike Holdings, Inc., Class A *	1,830	513,260
Datadog, Inc., Class A *	35,986	4,140,549
DocuSign, Inc. *	15,503	962,581
DoubleVerify Holdings, Inc. *	28,900	486,676
Dropbox, Inc., Class A *	52,044	1,323,479
Dynatrace, Inc. *	29,378	1,570,842
Elastic NV *	6,394	490,804
Fair Isaac Corp. *	1,287	2,501,310
Five9, Inc. *	12,980	372,915
Fortinet, Inc. *	11,428	886,241
Gitlab, Inc., Class A *	10,559	544,211
HashiCorp, Inc., Class A *	7,094	240,203
HubSpot, Inc. *	5,830	3,099,228
Manhattan Associates, Inc. *	9,128	2,568,437
Microsoft Corp.	6,477	2,787,053
Palantir Technologies, Inc., Class A *	177,167	6,590,612
Pegasystems, Inc.	1,950	142,526
Procore Technologies, Inc. *	4,558	281,320
RingCentral, Inc., Class A *	10,764	340,465
Smartsheet, Inc., Class A *	18,035	998,418
Teradata Corp. *	17,089	518,480
Tyler Technologies, Inc. *	2,988	1,744,155
Workiva, Inc. *	1,503	118,917
Zscaler, Inc. *	7,038	1,203,076
		38,430,444
Specialized REITs - 0.5%
Iron Mountain, Inc.	2,534	301,115

	Shares/ Principal	Fair Value
Specialized REITs (continued)
Lamar Advertising Co., Class A	7,611	$1,016,830
		1,317,945
Specialty Retail - 4.3%
Abercrombie & Fitch Co., Class A *	312	43,649
AutoNation, Inc. *	1,162	207,905
Bath & Body Works, Inc.	3,189	101,793
Best Buy Co., Inc.	363	37,498
Burlington Stores, Inc. *	6,898	1,817,485
Carvana Co. *	4,127	718,552
Dick's Sporting Goods, Inc.	2,025	422,617
Five Below, Inc. *	6,020	531,867
Murphy USA, Inc.	1,259	620,523
Penske Automotive Group, Inc.	297	48,239
Ross Stores, Inc.	12,952	1,949,406
Tractor Supply Co.	10,842	3,154,263
Ulta Beauty, Inc. *	1,862	724,541
Valvoline, Inc. *	7,816	327,100
Williams-Sonoma, Inc.	4,562	706,745
		11,412,183
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	5,368	1,250,744
Dell Technologies, Inc., Class C	2,682	317,924
NetApp, Inc.	6,293	777,248
Pure Storage, Inc., Class A *	20,677	1,038,813
Super Micro Computer, Inc. *	3,965	1,651,026
		5,035,755
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. *	17,994	2,869,143
Ralph Lauren Corp.	1,138	220,624
Skechers USA, Inc., Class A *	6,229	416,845
		3,506,612
Trading Companies & Distributors - 3.0%
Fastenal Co.	4,544	324,532
Ferguson Enterprises, Inc.	10,137	2,012,904
Herc Holdings, Inc.	792	126,269
WESCO International, Inc.	2,672	448,843
WW Grainger, Inc.	4,937	5,128,605
		8,041,153
Total Common Stocks
(Cost - $216,648,463)		260,750,928
Rights - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49	107	54

Total Rights
(Cost - $0)		1,975

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(a) (Cost - $3,735,252)	3,735,252	$3,735,252
Total Short-Term Investments (Cost - $3,735,252)		3,735,252
Total Investments - 100.0%
(Cost - $220,383,715)		$264,488,155
Other Assets Less Liabilities - Net (0.0)%†		(117,695)
Total Net Assets - 100.0%		$264,370,461

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	14	12/20/2024	$4,069,975	$72,633